Assets Held for Sale - Sale of Royalty Portfolio Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 12, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Assets held for sale	$ 77.5		$ 21.1
Total equity accounted investees	2.8		12.6
Royalties
Disclosure of transactions between related parties [line items]
Assets held for sale	77.5		$ 0.0
Profit on disposal of asset held for sale	77.5
Total equity accounted investees	$ 37.5
Royalties | Forecast
Disclosure of transactions between related parties [line items]
Portion of consideration paid received consisting of cash and cash equivalents		$ 115.0
Deferred consideration | Royalties | Forecast
Disclosure of transactions between related parties [line items]
Total purchase consideration		(30.0)
Contingent consideration | Royalties | Forecast
Disclosure of transactions between related parties [line items]
Total purchase consideration		$ (22.0)